INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Computed expected income tax expense	$ (9,098)		(56,680)		(37,560)		(38,770)
Non-PRC entities not subject to income tax	208		1,294		2,434		783
PRC preferential tax rate					223		1,129
Tax holiday	351	[1]	2,189	[1]	4,693	[1]	1,229	[1]
PRC interest withholding tax	(173)		(1,079)		(1,383)		(937)
Non-deductible expenses
Staff costs	(869)		(5,411)		(3,420)		(1,787)
Entertainment expense	(432)		(2,691)		(2,141)		(494)
Interest expense	(217)		(1,354)		(863)		(305)
True-up for prior year tax provision	(255)		(1,588)
Penalties	(102)		(638)		(331)		(173)
Other	(456)		(2,841)		(1,493)		(284)
Change in valuation allowance	202		1,259		6,613		3,776
PRC dividend withholding tax					(3,031)
Total income tax benefit (expense)	$ (10,841)		(67,540)		(36,259)		(35,833)
Tax holiday per share effect			0.01		0.03		0.01

[1]	The effect of tax holiday for the years ended December 31, 2010, 2011 and 2012 increased basic and diluted earnings per ordinary share by RMB0.01, RMB0.03 and RMB0.01, respectively.